2600 One Commerce Square Philadelphia, PA 19103-7098 T: (215) 564-8099 F: (215) 564-8120

June 7, 2013

Via EDGAR Transmission

Filing Desk
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn: James O’Connor

Re:	Delaware Group Government Fund
File Nos. 002-97889/811-04304

Dear Sir or Madam:

     Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 44 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of adding a new series of shares to the Registrant, to be designated as the Delaware Emerging Markets Debt Fund (the “Fund”). Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission (“SEC”) on the Amendment. As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statement of additional information relating to the Registrant’s other existing series of shares.

     The Fund was formed for the purpose of acquiring (the “Acquisition”) all of the assets of a private fund (“Private Fund”) excluded from the definition of “investment company” under Section 3(c)(1) of the Investment Company Act of 1940, as amended (“1940 Act”), and then operating under the 1940 Act as a continuation of the Private Fund. The Fund’s investment adviser acquired the Private Fund from an unaffiliated investment adviser. At the same time, the Fund’s investment adviser hired the same individual who managed the Private Fund since its inception at the prior firm. This same individual will serve as portfolio manager of the Fund going forward.

     To effectuate the Acquisition, the Private Fund will contribute all of its portfolio holdings in-kind to the Fund in exchange for Fund shares on or after the Amendment’s effective date, but prior to the Fund commencement of operations. The Private Fund will then liquidate and dissolve.

Filing Desk
U.S. Securities and Exchange Commission
June 7, 2013

     The Private Fund could be deemed an “affiliated person” of the Fund by virtue of being under common control of the same or affiliated investment advisers. Consequently, the Acquisition could be prohibited under Section 17(a) of the 1940 Act, absent an exemptive order or rule or a particular staff no-action letter. Therefore, the Acquisition will be effectuated in accordance with the terms and conditions of the SEC staff’s position in the Guidestone Financial, et al. No-Action Letter (Dec. 27, 2006). Additionally, the Registrant proposes to present the performance of the Private Fund in the Fund’s prospectus for the period prior to the Fund’s inception in reliance on the SEC staff’s longstanding position in the MassMutual Institutional Funds No-Action Letter (Sept. 28, 1995) (“MassMutual letter”), including the performance disclosures referenced in the MassMutual letter. We note that there is at least one other registered investment company that has presented performance of a private fund under comparable factual circumstances – see, e.g., PIMCO EQS Long/Short Fund (ticker symbol: PMHAX), a newly registered mutual fund, launched in April 2012.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Sincerely yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Michael E. Dresnin, Esq.
Delaware Investments